Finance Lease Receivables, Net	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Finance Lease Receivables, Net
7.	FINANCE LEASE RECEIVABLES, NET

7.1	Finance lease receivables consists of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Finance lease receivables	—	2,769,506,956	402,808,080
Add: unamortized initial direct costs	—	1,374,971	199,981
Less: unearned income	—	(351,176,064)	(51,076,439)
Less: allowance for finance lease receivables—collective	—	(13,544,836)	(1,970,015)

Total finance lease receivables, net	—	2,406,161,027	349,961,607

Finance lease receivables—current	—	1,123,703,618	163,435,913
Finance lease receivables—non-current	—	1,282,457,409	186,525,694
7.2	The following table presents the future minimum lease payments to be received:

	Contractual maturities
	2019	2020	2021	Thereafter	Total
Finance lease receivables	1,204,782,706	968,958,607	595,717,150	48,493	2,769,506,956

7.3	The following table presents the aging of finance lease receivables principal as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	—	2,373,776,949	345,251,539
1-30 days past due	—	39,536,483	5,750,343
31-60 days past due	—	1,692,255	246,128
61-90 days past due	—	1,508,617	219,419
91-120 days past due	—	1,410,250	205,112
121-150 days past due	—	799,645	116,304
151-180 days past due	—	981,664	142,777

	—	2,419,705,863	351,931,622

7.4	Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Balance at the beginning of the year	—	11,276,288	1,640,068
Additions	—	3,798,362	552,449
Charge-offs	—	(1,529,814)	(222,502)

Balance at the end of the year	—	13,544,836	1,970,015